SIMPSON THACHER & BARTLETT LLP

425 LEXINGTON AVENUE

NEW YORK, N.Y. 10017-3954

(212) 455-2000

FACSIMILE (212) 455-2502

DIRECT DIAL NUMBER	E-MAIL ADDRESS
(212) 455-2812	rfenyes@stblaw.com

VIA EDGAR TRANSMISSION	September 15, 2009

Re:	SunGard Data Systems Inc.
Registration Statement on
Form S-4; File No. 333-160514

Ms. Barbara C. Jacobs

Mr. Matthew Crispino

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-7010

Dear Ms. Jacobs and Mr. Crispino:

On behalf of SunGard Data Systems Inc. (the “Company”), we are responding to the comments set forth in the comment letter of the staff of the Securities and Exchange Commission (the “Staff”), dated July 30, 2009 (the “Comment Letter”), relating to the above-referenced Registration Statement on Form S-4 filed on July 10, 2009 (the “Registration Statement”). We have revised the Registration Statement in response to the Staff’s comments and to update financial and other information, primarily relating to the six-month period ended June 30, 2009, and are filing concurrently with this letter Amendment No. 1 to the Registration Statement (“Amendment No. 1”).

For your convenience, the numbered paragraphs of this letter correspond to the numbered paragraphs of the Comment Letter. Page references in the text of this letter correspond to the pages of Amendment No. 1. The responses and information described below are based upon information provided to us by the Company.

General

1.	As you know, we are currently reviewing your Form 10-K for the fiscal year ended December 31, 2008 as well as the Forms 10 filed by SunGard Capital Corp. and SunGard Capital Corp. II. Please note that we will be unable to consider a request for acceleration of the effective date of this registration statement until after the outstanding comments on your other filings are resolved.

Securities and Exchange Commission	-2-	September 15, 2009

The Company acknowledges that the Staff will be unable to consider a request for acceleration of the effective date of the Registration Statement until after the outstanding comments on the Company’s other filings are resolved.

2.	Please confirm supplementally that the offer will be open for at least 20 full business days to ensure compliance with Rule 14e-1(a). Further, please confirm that the expiration date will be included in the final prospectus disseminated to security holders and filed pursuant to the applicable provisions of Rule 424.

The Company hereby confirms that the offer will be open for at least 20 full business days to ensure compliance with Rule 14e-1(a). The Company further confirms that the expiration date will be included in the final prospectus disseminated to security holders and filed pursuant to the applicable provisions of Rule 424.

Cover Page

3.	Please revise the cover page to disclose the following:

•	Each broker-dealer that receives the new securities pursuant to the exchange offer must acknowledge that it will deliver a prospectus in connection with any resale of the new securities; and

•

If the broker-dealer acquired the old securities as a result of market making or other trading activities, the broker-dealer may use the prospectus for the exchange offer, as supplemented or amended, in connection with resale of the new securities.

We note that these disclosures are provided in the Plan of Distribution section of the prospectus.

The Company has revised its disclosure on the cover page of the Registration Statement in response to the Staff’s comment to disclose the following:

•	Each broker-dealer that receives the new securities pursuant to the exchange offer must acknowledge that it will deliver a prospectus in connection with any resale of the new securities; and

•

If the broker-dealer acquired the old securities as a result of market making or other trading activities, the broker-dealer may use the prospectus for the exchange offer, as supplemented or amended, in connection with resale of the new securities.

Expiration Date; Extensions, Amendments, page 109

4.	We note your reservation of the right to amend the exchange offer. Please revise to indicate that in the event of a material change in the offer, including the waiver of a material condition, you will extend the offer period if necessary so that at least five business days remain in the offer following notice of the material change.

Securities and Exchange Commission	-3-	September 15, 2009

The Company has revised page 109 of the Registration Statement to indicate that in the event of a material change in the offer, including the waiver of a material condition, the offer period will be extended if necessary so that at least five business days remain in the offer following notice of the material change.

Item 21. Exhibits and Financial Statement Schedules, page II-5

5.	We are unable to locate the registration rights agreement related to the notes. Please advise.

In response to the Staff’s comment, the Company has included the registration rights agreement related to the notes as Exhibit 4.5 to Amendment No. 1.

Item 22. Undertakings, page II-13

6.	Please provide the undertaking at Item 512(a)(5)(i) or (a)(5)(ii), as appropriate.

In response to the Staff’s comment, the Company has revised the Registration Statement on page II-14 to include the undertaking at Item 512(a)(5)(ii).

Exhibit 5.1

7.	We note that the legality opinion assumes that the Schedule II Guarantors have been duly formed and are in good standing in their respective jurisdictions, have executed and delivered the Indenture in accordance with their organizational documents and the laws of their jurisdictions, and that execution, delivery and performance of the Indenture and Guarantees by these Guarantors does not and will not violate the laws of their respective jurisdictions. These assumptions are not appropriate. Please have counsel revise the opinion to remove them.

In response to the Staff’s comment, the legality opinion has been revised to remove the assumptions relating to the Schedule II Guarantors. The Company has also included as Exhibits 5.2, 5.3 and 5.4 to Amendment No. 1, legality opinions from local counsel to each of the Schedule II Guarantors.

*    *    *    *

Please call me at (212-455-2812) or Ryan Bekkerus (212-455-2293) of my firm if you wish to discuss our responses to the Comment Letter.

Very truly yours,

/s/ Richard A. Fenyes
Richard A. Fenyes